Note 9 - Financial Instruments (Details) - Derivatives Not Designated as Hedging Instruments by Account Type (USD $)	Jun. 30, 2014	Dec. 31, 2013
Derivatives Not Designated as Hedging Instruments by Account Type [Abstract]
Interest rate contracts	$ 501,015	$ 697,889
Interest rate contracts	174,831	319,859
Total derivative liabilities	$ 675,846	$ 1,017,748